Accounts receivable and contract assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Schedule of accounts receivable and contract assets
The following table presents the accounts receivable and contract assets as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable and contract assets	2,141,542	2,714,363
Credit loss allowance for accounts receivable and contract assets	(250,696)	(496,918)

Accounts receivable and contract assets, net	1,890,846	2,217,445

Schedule of aging of past-due accounts receivable and contract assets	The following table presents accounts receivable and contract assets based on type of borrowers and delinquency as of December 31, 2021 and 2022:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total accounts receivable and contract assets
December 31, 2021
New borrowers	16,964	3,626	2,863	2,491	25,944	451,127	477,071
Repeat borrowers	50,589	10,409	8,207	6,811	76,016	1,365,710	1,441,726
Other	—	—	—	—	—	222,745	222,745

Total	67,553	14,035	11,070	9,302	101,960	2,039,582	2,141,542

December 31, 2022
New borrowers	30,579	7,622	6,864	6,911	51,976	332,988	384,964
Repeat borrowers	107,109	26,115	23,335	22,319	178,878	1,528,893	1,707,771
Other	—	—	—	—	—	621,628	621,628

Total	137,688	33,737	30,199	29,230	230,854	2,483,509	2,714,363

Schedule of Movement of Provision for Accounts Receivable and Contract Assets
The following table sets forth the movement of credit loss allowance for accounts receivable and contract assets as of December 31, 2021 and 2022, respectively:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Beginning balance	145,699	188,725	250,696
Impact of adoption of ASC 326 (Note 2(b))	142,077	—	—
Provision for accounts receivable and contract assets	144,661	139,226	390,882
Current period write-off	(243,712)	(77,255)	(144,660)

Ending balance	188,725	250,696	496,918